Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2003

Dear Shareholder:

Structural obstacles impeded the economic and market recovery in 2002. Unlike recent economic cycles, the past year was largely a cycle dominated by credit and balance sheet issues. Debt in the United States rose in 2002 to the highest level in history for both corporations and consumers, exceeding levels observed even in the 1920s. The previous high merger-and-acquisition activity, aggressive capital spending and corporate balance sheets remain at extremely distressed levels. Calendar year 2002 began the process of repairing corporate balance sheets, which we believe is likely to continue into 2003. Spending on consumer durables has significantly increased for an extended period of time, resulting in little pent-up demand. Strong real wage growth and rising housing prices fueled robust spending throughout 2002 but have recently shown signs of waning. We anticipate that consumer spending may subside in the months ahead, to be slowly absorbed by business spending during the second half of 2003.

Calendar year 2002 marked the third year of a secular bear market. Despite a market rally commencing in early October, the S&P 500 finished the year in negative territory. The market's best-performing sectors were consumer staples and basic materials. Technology and telecommunications, not long ago the darlings of the market, were its poorest performers.

Performance and Portfolio Strategy

For the six months ended January 31, 2003, Morgan Stanley Aggressive Equity Fund's Class A, B, C and D shares produced total returns of -7.72 percent, -8.21 percent, -8.20 percent and -7.65 percent, respectively. For the same period, the Standard & Poor's 500 Index(1) returned -5.26 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

Geopolitical concerns and disappointing earnings news led to our decision to position the Fund defensively throughout 2002. While this decision was a positive factor during the first three quarters of the year, it put a drag on the Fund during the fourth-quarter market rally. The Fund benefited from its underweightings in technology and telecommunications and its overweighting in basic materials, specifically gold stocks, which served as a proxy hedge for the declining dollar and tensions in the Middle East.

---------------------
1The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2003 continued

During most of 2002 the Fund was generally overweighted in stable growth sectors such as consumer staples, health care and defense. In our view, these sectors offered relatively stronger earnings growth potential in the face of sluggish corporate earnings. We also favored the consumer discretionary sector over the capital goods sector, as consumer credit was plentiful, mortgage refinancing provided a source of funding and real wages were rising. The corporate sector suffered from a strong dollar, tight credit and distressed balance sheets.

In the first half of the year, the Fund emphasized sectors that we believed offered better pricing and supply-and-demand conditions, such as health care and health-care services. We also focused on consumer cyclicals, which benefited from strong consumer spending, a product of real wage growth and rising housing prices. The Fund underweighted sectors that demonstrated poor earnings growth, such as technology and telecommunications. These sectors suffered from excess capacity and constrained demand, the latter a product of distressed corporate and consumer balance sheets.

During the fourth quarter, the Fund reduced its sector weighting in consumer staples. We believe this industry has come under increasing pricing pressures and profit comparisons will become more difficult in 2003.

Looking Ahead

Economic growth, inflation and geopolitical issues will be important factors in 2003. The economy still faces significant challenges before returning to healthy growth. A credit and balance sheet economic cycle takes considerable time to work through prior to returning to strong economic growth. Federal and monetary authorities have introduced plans to revitalize the economy. These programs are, in our opinion, likely to spur economic growth during the second half of 2003.

We believe the next few years will be characterized by a tug of war between existing structural impediments and potential stimulus programs still pending. Our current macroeconomic analysis suggests that the economy may decelerate during the first quarter of 2003. This economic slowdown, coupled with geopolitical developments and a weak U.S. dollar, could exert pressure on the market into the spring.

During the second quarter, we expect major economic stimulus actions to be initiated by fiscal and monetary officials. The fiscal package proposed is estimated to range from $100 to $600 billion and to be implemented over the next 10 years. We anticipate that roughly $100 billion will be front loaded into the economy over the next 16 months. In addition, a

Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2003 continued

major change in the posture of central banks around the globe toward reflation has the potential to improve economic growth significantly in 2003. We believe that these initiatives will provide support to the market and foster stronger economic growth in the second half of 2003 and into 2004.

In our opinion, a market low may be reached in the spring, representing a major bottom of the bear market. Until then, we are attempting to move the Fund in line with the market in terms of its weightings in industrials and credit-sensitive issues.

We appreciate your ongoing support of Morgan Stanley Aggressive Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Aggressive Equity Fund
FUND PERFORMANCE - JANUARY 31, 2003

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JANUARY 31, 2003
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                     (23.68)%(1) (27.69)%(2)
Since Inception (2/24/99)  (5.82)%(1)  (7.10)%(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                     (24.15)%(1) (24.91)%(2)
Since Inception (2/24/99)  (6.51)%(1)  (6.51)%(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                     (24.27)%(1) (28.05)%(2)
Since Inception (2/24/99)  (6.54)%(1)  (6.96)%(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                     (23.41)%(1)
Since Inception (2/24/99)  (5.59)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
              Common Stocks (92.1%)
              Aerospace & Defense
              (1.7%)
   88,100     Lockheed Martin Corp. ...  $  4,497,505
   38,600     Northrop Grumman
               Corp. ..................     3,528,426
                                         ------------
                                            8,025,931
                                         ------------
              Air Freight/Couriers
              (1.2%)
   42,200     Expeditors International
               of Washington, Inc. ....     1,300,182
   31,100     FedEx Corp. .............     1,635,860
   40,500     United Parcel Service,
               Inc. (Class B)..........     2,443,365
                                         ------------
                                            5,379,407
                                         ------------
              Apparel/Footwear Retail
              (1.1%)
  126,700     Hot Topic, Inc.*.........     3,002,790
  122,300     TJX Companies, Inc.
               (The)...................     2,245,428
                                         ------------
                                            5,248,218
                                         ------------
              Auto Parts: O.E.M. (0.7%)
   30,100     Eaton Corp. .............     2,139,508
   24,800     Lear Corp.*..............       999,440
                                         ------------
                                            3,138,948
                                         ------------
              Beverages: Alcoholic
              (1.0%)
   92,250     Anheuser-Busch Companies,
               Inc. ...................     4,379,108
                                         ------------
              Beverages: Non-Alcoholic
              (0.8%)
  169,300     Coca-Cola Enterprises
               Inc. ...................     3,729,679
                                         ------------
              Biotechnology (3.4%)
  144,200     Amgen Inc.*..............     7,348,432
   73,300     MedImmune, Inc.*.........     2,183,607
   66,700     Neurocrine Biosciences,
               Inc.*...................     2,892,779
   81,400     Trimeris, Inc.*..........     3,440,778
                                         ------------
                                           15,865,596
                                         ------------
              Broadcasting (0.5%)
   59,700     Westwood One, Inc.*......     2,227,407
                                         ------------
              Cable/Satellite TV (2.0%)
  134,900     Comcast Corp. (Class
               A)*.....................     3,592,387

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
   60,300     Cox Communications, Inc.
               (Class A)*..............  $  1,745,082
  150,100     EchoStar Communications
               Corp. (Class A)*........     3,895,095
                                         ------------
                                            9,232,564
                                         ------------
              Chemicals: Specialty
              (0.6%)
   38,400     Air Products & Chemicals,
               Inc. ...................     1,591,680
   25,400     Praxair, Inc. ...........     1,385,316
                                         ------------
                                            2,976,996
                                         ------------
              Computer Communications
              (1.0%)
  265,300     Cisco Systems, Inc.*.....     3,547,061
   43,000     Emulex Corp.*............       899,990
                                         ------------
                                            4,447,051
                                         ------------
              Computer Peripherals
              (0.8%)
   38,600     Lexmark International,
               Inc.*...................     2,336,844
  131,600     Network Appliance,
               Inc.*...................     1,422,596
                                         ------------
                                            3,759,440
                                         ------------
              Computer Processing
              Hardware (1.2%)
   70,100     Dell Computer Corp.*.....     1,672,586
  209,300     Hewlett-Packard Co. .....     3,643,913
                                         ------------
                                            5,316,499
                                         ------------
              Containers/Packaging
              (0.2%)
   64,100     Smurfit-Stone Container
               Corp.*..................       905,092
                                         ------------
              Contract Drilling (0.5%)
   51,300     ENSCO International
               Inc. ...................     1,382,022
   43,700     Rowan Companies, Inc.*...       901,531
                                         ------------
                                            2,283,553
                                         ------------
              Data Processing Services
              (0.2%)
   18,200     Affiliated Computer
               Services, Inc. (Class
               A)*.....................       986,804
                                         ------------
              Discount Stores (2.6%)
  248,600     Wal-Mart Stores, Inc. ...    11,883,080
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 continued

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
              Electric Utilities (3.0%)
   57,500     Consolidated Edison,
               Inc. ...................  $  2,295,400
   42,900     Dominion Resources,
               Inc. ...................     2,324,751
   67,200     Exelon Corp. ............     3,422,496
   15,700     FPL Group, Inc. .........       916,723
   68,300     PPL Corp. ...............     2,390,500
   83,100     Southern Co. (The).......     2,340,927
                                         ------------
                                           13,690,797
                                         ------------
              Electronic Equipment/
              Instruments (1.0%)
   26,000     Canon, Inc. .............       908,666
   30,300     Diebold, Inc. ...........     1,060,803
  105,400     Rockwell Automation
               Inc. ...................     2,429,470
                                         ------------
                                            4,398,939
                                         ------------
              Electronic Production
              Equipment (0.4%)
   60,800     Novellus Systems,
               Inc.*...................     1,790,560
                                         ------------
              Electronics/Appliances
              (0.3%)
   48,500     Eastman Kodak Co. .......     1,469,550
                                         ------------
              Finance/Rental/Leasing
              (1.5%)
   92,900     Countrywide Financial
               Corp. ..................     5,124,364
   14,800     SLM Corp. ...............     1,572,204
                                         ------------
                                            6,696,568
                                         ------------
              Financial Conglomerates
              (3.0%)
  338,800     Citigroup, Inc. .........    11,647,944
   47,000     J.P. Morgan Chase &
               Co. ....................     1,096,980
   28,900     Prudential Financial,
               Inc. ...................       918,153
                                         ------------
                                           13,663,077
                                         ------------
              Food: Major Diversified
              (1.4%)
   54,100     Kellogg Co. .............     1,806,940
   75,100     PepsiCo, Inc. ...........     3,040,048
   30,500     Unilever NV
               (Netherlands)...........     1,717,338
                                         ------------
                                            6,564,326
                                         ------------
              Food: Meat/Fish/Dairy
              (0.8%)
   47,000     ConAgra Foods Inc. ......     1,152,910
   59,300     Dean Foods Co.*..........     2,302,026
                                         ------------
                                            3,454,936
                                         ------------

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
              Food: Specialty/Candy
              (0.4%)
   28,700     Hershey Foods Corp. .....  $  1,851,150
                                         ------------
              Hospital/Nursing
              Management (0.7%)
   75,800     HCA Inc. ................     3,239,692
                                         ------------
              Household/Personal Care
              (1.9%)
   44,900     Avon Products, Inc. .....     2,245,000
   58,300     International Flavors &
               Fragrances, Inc. .......     1,852,191
   56,400     Procter & Gamble Co.
               (The)...................     4,826,148
                                         ------------
                                            8,923,339
                                         ------------
              Industrial Conglomerates
              (2.7%)
   47,800     3M Co. ..................     5,953,490
  191,900     General Electric Co. ....     4,440,566
   42,300     Tyco International Ltd.
               (Bermuda)...............       677,223
   24,500     United Technologies
               Corp. ..................     1,557,710
                                         ------------
                                           12,628,989
                                         ------------
              Industrial Machinery
              (0.4%)
   18,400     Illinois Tool Works
               Inc. ...................     1,119,088
   20,600     Parker-Hannifin Corp. ...       830,386
                                         ------------
                                            1,949,474
                                         ------------
              Industrial Specialties
              (0.5%)
   50,400     Ecolab, Inc. ............     2,484,720
                                         ------------
              Information Technology
              Services (2.4%)
   17,400     Infosys Technologies Ltd.
               (ADR) (India)...........     1,130,304
   94,200     International Business
               Machines Corp. .........     7,369,266
  100,700     PeopleSoft, Inc.*........     1,952,573
   15,900     Wipro Ltd. (ADR)
               (India).................       460,305
                                         ------------
                                           10,912,448
                                         ------------
              Integrated Oil (1.1%)
  109,700     Exxon Mobil Corp. .......     3,746,255
   28,600     Murphy Oil Corp. ........     1,206,920
                                         ------------
                                            4,953,175
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 continued

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
              Internet Retail (0.4%)
   86,000     Amazon.com, Inc.*........  $  1,879,100
                                         ------------
              Internet Software/
              Services (1.5%)
  270,200     BEA Systems, Inc.*.......     3,096,492
   58,300     Business Objects S.A.
               (ADR) (France)*.........       935,715
  151,500     Yahoo! Inc.*.............     2,757,300
                                         ------------
                                            6,789,507
                                         ------------
              Investment Banks/ Brokers
              (2.5%)
   43,400     Bear Stearns Companies,
               Inc. (The)..............     2,692,970
   53,700     Goldman Sachs Group, Inc.
               (The)...................     3,656,970
   93,800     Lehman Brothers Holdings,
               Inc. ...................     5,114,914
                                         ------------
                                           11,464,854
                                         ------------
              Major Banks (4.0%)
  138,700     Bank of America Corp. ...     9,715,935
   37,300     FleetBoston Financial
               Corp. ..................       973,903
   84,500     Wachovia Corp. ..........     3,039,465
   94,100     Wells Fargo & Co. .......     4,457,517
                                         ------------
                                           18,186,820
                                         ------------
              Major Telecommunications
              (2.5%)
   51,430     France Telecom S.A.
               (France)................     1,328,869
  167,000     SBC Communications,
               Inc. ...................     4,081,480
  156,000     Verizon Communications
               Inc. ...................     5,971,680
                                         ------------
                                           11,382,029
                                         ------------
              Managed Health Care
              (1.2%)
   60,500     UnitedHealth Group
               Inc. ...................     5,317,950
                                         ------------
              Media Conglomerates
              (1.6%)
  118,500     AOL Time Warner Inc.*....     1,381,710
   55,600     News Corporation Ltd.
               (The) (ADR)
               (Australia).............     1,476,180

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
  121,000     Viacom, Inc. (Class B)
               (Non-Voting)*...........  $  4,664,550
                                         ------------
                                            7,522,440
                                         ------------
              Medical Specialties
              (2.9%)
   66,400     Boston Scientific
               Corp.*..................     2,685,880
  131,100     Medtronic, Inc. .........     5,889,012
   62,600     Varian Medical Systems,
               Inc.*...................     3,271,476
   37,790     Zimmer Holdings, Inc.*...     1,549,390
                                         ------------
                                           13,395,758
                                         ------------
              Miscellaneous
              Manufacturing (0.2%)
   14,400     Danaher Corp. ...........       884,304
                                         ------------
              Movies/Entertainment
              (0.7%)
  116,600     Fox Entertainment Group,
               Inc. (Class A)*.........     3,221,658
                                         ------------
              Multi-Line Insurance
              (1.6%)
   97,900     American International
               Group, Inc. ............     5,298,348
   58,900     Safeco Corp. ............     2,111,565
                                         ------------
                                            7,409,913
                                         ------------
              Office Equipment/
              Supplies (0.2%)
   16,000     Avery Dennison Corp. ....       953,440
                                         ------------
              Oil & Gas Production
              (1.9%)
   44,900     Anadarko Petroleum
               Corp. ..................     2,070,339
   58,700     Apache Corp. ............     3,663,467
   25,400     Devon Energy Corp. ......     1,150,620
   57,800     Pogo Producing Co. ......     2,051,900
                                         ------------
                                            8,936,326
                                         ------------
              Oilfield Services/
              Equipment (0.3%)
   21,400     Schlumberger Ltd. .......       806,780
   22,000     Smith International,
               Inc.*...................       700,480
                                         ------------
                                            1,507,260
                                         ------------
              Other Consumer Services
              (1.9%)
   56,650     Apollo Group, Inc. (Class
               A)*.....................     2,518,659
   55,200     Corinthian Colleges,
               Inc.*...................     2,012,040

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 continued

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
   36,700     eBay, Inc.*..............  $  2,758,372
   34,100     Weight Watchers
               International, Inc.*....     1,416,855
                                         ------------
                                            8,705,926
                                         ------------
              Other Metals/Minerals
              (0.6%)
   83,500     Inco Ltd. (Canada)*......     1,868,730
   49,744     Rio Tinto Ltd
               (Australia).............       910,933
                                         ------------
                                            2,779,663
                                         ------------
              Packaged Software (7.1%)
   34,500     Adobe Systems, Inc. .....       911,490
   64,100     Autodesk, Inc. ..........       957,654
   29,800     Intuit Inc.*.............     1,314,180
  112,300     Mercury Interactive
               Corp.*..................     3,983,281
  336,500     Microsoft Corp. .........    15,970,290
  148,100     Oracle Corp.*............     1,781,643
   26,100     SAP AG (ADR) (Germany)...     2,433,396
  111,400     Symantec Corp.*..........     5,200,152
                                         ------------
                                           32,552,086
                                         ------------
              Pharmaceuticals: Major
              (4.9%)
   59,200     Abbott Laboratories......     2,256,704
   97,400     Merck & Co., Inc. .......     5,394,986
  369,800     Pfizer, Inc. ............    11,227,128
   99,600     Wyeth....................     3,887,388
                                         ------------
                                           22,766,206
                                         ------------
              Pharmaceuticals: Other
              (1.3%)
   38,280     Forest Laboratories,
               Inc.*...................     1,980,990
   99,000     Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)................     3,801,600
                                         ------------
                                            5,782,590
                                         ------------
              Precious Metals (3.8%)
   60,000     Freeport-McMoRan Copper &
               Gold, Inc. (Class B)*...     1,126,200
   83,300     Glamis Gold Ltd.
               (Canada)*...............     1,012,095
   84,600     Gold Fields Ltd. (ADR)
               (South Africa)..........     1,110,798
  244,500     Goldcorp Inc. (Canada)...     2,982,900
   83,500     Meridian Gold Inc.
               (Canada)*...............     1,364,390
  343,700     Newmont Mining Corp. ....     9,950,115
                                         ------------
                                           17,546,498
                                         ------------

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
              Property - Casualty
              Insurers (0.8%)
      900     Berkshire Hathaway, Inc.
               (Class B)*..............  $  2,001,600
   59,000     Travelers Property
               Casualty Corp. (Class
               A)......................       956,390
   12,300     XL Capital Ltd. (Class A)
               (Bermuda)...............       923,238
                                         ------------
                                            3,881,228
                                         ------------
              Publishing: Newspapers
              (0.7%)
   13,400     Knight-Ridder, Inc. .....       907,448
   19,200     New York Times Co. (The)
               (Class A)...............       937,728
   33,000     Tribune Co. .............     1,597,200
                                         ------------
                                            3,442,376
                                         ------------
              Pulp & Paper (0.6%)
   71,800     International Paper
               Co. ....................     2,563,260
                                         ------------
              Realroads (0.1%)
   27,400     Norfolk Southern
               Corp. ..................       539,780
                                         ------------
              Recreational Products
              (0.4%)
   21,100     International Game
               Technology*.............     1,664,157
                                         ------------
              Regional Banks (0.5%)
  110,500     U.S. Bancorp.............     2,331,550
                                         ------------
              Restaurants (1.0%)
   39,600     Applebee's International,
               Inc. ...................     1,029,600
   17,300     Brinker International,
               Inc.*...................       514,675
   39,800     CBRL Group, Inc. ........     1,269,620
   29,100     Cheesecake Factory, Inc.
               (The)*..................       925,380
   20,800     Outback Steakhouse, Inc.
               (The)...................       679,120
                                         ------------
                                            4,418,395
                                         ------------
              Semiconductors (1.7%)
   93,800     Linear Technology
               Corp. ..................     2,450,994
   66,100     Maxim Integrated
               Products, Inc. .........     2,059,015
   86,600     Microchip Technology
               Inc. ...................     1,912,994

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 continued

 NUMBER OF
  SHARES                                    VALUE
-----------------------------------------------------
   70,700     STMicroelectronics N.V.
               (Netherlands)...........  $  1,298,052
                                         ------------
                                            7,721,055
                                         ------------
              Specialty Stores (0.5%)
   48,100     Bed Bath & Beyond
               Inc.*...................     1,612,793
   38,600     Claire's Stores, Inc. ...       904,012
                                         ------------
                                            2,516,805
                                         ------------
              Telecommunication
              Equipment (1.2%)
   81,500     Inter-Tel, Inc. .........     1,779,887
   73,100     QUALCOMM Inc.*...........     2,752,946
   41,300     UTStarcom, Inc.*.........       795,851
                                         ------------
                                            5,328,684
                                         ------------
              Trucking (0.2%)
   41,300     Hunt (J.B.) Tansport
               Services, Inc.*.........     1,141,119
                                         ------------
              Trucks/Construction/Farm
              Machinery (0.6%)
  103,700     AGCO Corp.*..............     1,856,230
   26,900     Deere & Co. .............     1,135,180
                                         ------------
                                            2,991,410
                                         ------------
              Wireless
              Telecommunications (1.7%)
  114,000     Nextel Communications,
               Inc. (Class A)*.........     1,438,680
  342,700     Vodafone Group PLC (ADR)
               (United Kingdom)........     6,459,895
                                         ------------
                                            7,898,575
                                         ------------
              Total Common Stocks
              (Cost $441,643,260)......   423,879,835
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                  VALUE
-----------------------------------------------------
              Short-Term Investment (8.2%)
              Repurchase Agreement
  $37,793     Joint repurchase
               agreement account 1.33%
               due 02/03/03 (dated
               01/31/03; proceeds
               $37,797,189) (a)
               (Cost $37,793,000)......    37,793,000
                                         ------------

Total Investments
(Cost $479,436,260) (b).....   100.3%     461,672,835
Liabilities in Excess of
Other Assets................    (0.3)      (1,535,284)
                               -----     ------------
Net Assets..................   100.0%    $460,137,551
                               =====     ============

---------------------------------------------------
   ADR  American Depository Receipt.
    *  Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,631,915 and the aggregate gross unrealized depreciation is $28,395,340, resulting in net unrealized depreciation of $17,763,425.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 continued

Futures Contracts Open at January 31, 2003:

NUMBER OF   LONG/    DESCRIPTION, DELIVERY    UNDERLYING FACE    UNREALIZED
CONTRACTS   SHORT       MONTH, AND YEAR       AMOUNT AT VALUE   APPRECIATION
----------------------------------------------------------------------------
    29      Short       S&P 500 Index
                          March 2003           $ (6,196,575)     $   26,548

    70      Short    S&P 500 Index E-Mini
                          March 2003             (2,991,450)         60,307

    17      Short      NASDAQ 100 Index
                          March 2003             (1,673,650)         61,914

   870      Short   NASDAQ 100 Index E-Mini
                          March 2003            (17,130,300)        980,838
                                                                 ----------
Total unrealized appreciation................................    $1,129,607
                                                                 ==========

Forward Foreign Currency Contract Open at January 31, 2003:

CONTRACTS TO    IN EXCHANGE   DELIVERY    UNREALIZED
   DELIVER          FOR         DATE     DEPRECIATION
-----------------------------------------------------
EUR 1,630,977   $1,749,712    02/05/03     $(6,198)

Currency Abbreviation:

EUR      Euro.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $479,436,260).......................................  $ 461,672,835
Receivable for:
    Investments sold........................................      7,575,525
    Dividends...............................................        399,245
    Shares of beneficial interest sold......................         88,338
Prepaid expenses and other assets...........................         73,538
                                                              -------------
    Total Assets............................................    469,809,481
                                                              -------------
Liabilities:
Payable for:
    Investments purchased...................................      7,815,966
    Shares of beneficial interest redeemed..................        670,313
    Distribution fee........................................        395,793
    Investment management fee...............................        307,786
    Variation margin........................................        290,583
Accrued expenses and other payables.........................        191,489
                                                              -------------
    Total Liabilities.......................................      9,671,930
                                                              -------------
    Net Assets..............................................  $ 460,137,551
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................  $ 982,175,716
Net unrealized depreciation.................................    (16,632,525)
Accumulated net investment loss.............................     (2,525,846)
Accumulated net realized loss...............................   (502,879,794)
                                                              -------------
    Net Assets..............................................  $ 460,137,551
                                                              =============
Class A Shares:
Net Assets..................................................    $18,516,961
Shares Outstanding (unlimited authorized, $.01 par value)...      2,671,085
    Net Asset Value Per Share...............................          $6.93
                                                              =============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......          $7.31
                                                              =============
Class B Shares:
Net Assets..................................................   $398,463,794
Shares Outstanding (unlimited authorized, $.01 par value)...     59,338,219
    Net Asset Value Per Share...............................          $6.72
                                                              =============
Class C Shares:
Net Assets..................................................    $40,630,261
Shares Outstanding (unlimited authorized, $.01 par value)...      6,043,531
    Net Asset Value Per Share...............................          $6.72
                                                              =============
Class D Shares:
Net Assets..................................................     $2,526,535
Shares Outstanding (unlimited authorized, $.01 par value)...        360,925
    Net Asset Value Per Share...............................          $7.00
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2003 (unaudited)

Net Investment Loss:

Income
Dividends (net of $21,869 foreign withholding tax)..........  $  2,525,304
Interest....................................................       541,188
                                                              ------------
    Total Income............................................     3,066,492
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................        25,845
Distribution fee (Class B shares)...........................     2,277,264
Distribution fee (Class C shares)...........................       231,259
Investment management fee...................................     1,968,774
Transfer agent fees and expenses............................       899,652
Shareholder reports and notices.............................        69,565
Custodian fees..............................................        52,018
Registration fees...........................................        29,943
Professional fees...........................................        26,748
Trustees' fees and expenses.................................         7,154
Other.......................................................         8,991
                                                              ------------
    Total Expenses..........................................     5,597,213
                                                              ------------
    Net Investment Loss.....................................    (2,530,721)
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
    Investments.............................................   (51,926,919)
    Futures contracts.......................................     8,629,392
                                                              ------------
    Net Realized Loss.......................................   (43,297,527)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................     2,150,234
    Futures contracts.......................................     1,129,607
                                                              ------------
    Net Appreciation........................................     3,279,841
                                                              ------------
    Net Loss................................................   (40,017,686)
                                                              ------------
Net Decrease................................................  $(42,548,407)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              JANUARY 31, 2003   JULY 31, 2002
                                                              ----------------   --------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................   $  (2,530,721)    $   (8,834,458)
Net realized loss...........................................     (43,297,527)      (138,241,555)
Net change in unrealized appreciation/depreciation..........       3,279,841        (40,612,651)
                                                               -------------     --------------
    Net Decrease............................................     (42,548,407)      (187,688,664)
                                                               -------------     --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        --                 (114,705)
Class B shares..............................................        --               (2,747,516)
Class C shares..............................................        --                 (266,345)
Class D shares..............................................        --                  (14,751)
                                                               -------------     --------------
    Total Distributions.....................................        --               (3,143,317)
                                                               -------------     --------------

Net decrease from transactions in shares of beneficial
  interest..................................................     (64,422,382)      (251,550,782)
                                                               -------------     --------------

    Net Decrease............................................    (106,970,789)      (442,382,763)
Net Assets:
Beginning of period.........................................     567,108,340      1,009,491,103
                                                               -------------     --------------
End of Period
(Including an accumulated net investment loss of $2,525,846
and undistributed net investment income of $4,875,
respectively)...............................................   $ 460,137,551     $  567,108,340
                                                               =============     ==============

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by primarily investing in equity securities of U.S. or foreign companies that offer the potential for superior earnings growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash,

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $2 billion; and 0.725% to the portion of daily net assets exceeding $2 billion.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $28,533,541 at January 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $662,885 and $1,865, respectively and received $13,155 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2003 aggregated $631,076,126 and $715,909,547, respectively. Included in the aforementioned are purchases and sales of U.S.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

Government Securities of $15,009,579 and $30,853,734, respectively and purchases and sales with other Morgan Stanley funds $526,770 and $551,496, respectively including a net realized loss of $188,178.

For the six months ended January 31, 2003, the Fund incurred brokerage commissions of $144,877 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2003, the Fund's receivable for investments sold included an unsettled trade with Morgan Stanley & Co., Inc. of $1,035,001.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $69,900.

5. Federal Income Tax Status

At July 31, 2002, the Fund had a net capital loss carryover of approximately $364,975,000 which will be available July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $73,750,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

At January 31, 2003, the Fund had outstanding forward contracts and futures contracts.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                       MONTHS ENDED                         ENDED
                                                     JANUARY 31, 2003                   JULY 31, 2002
                                                --------------------------       ---------------------------
                                                       (unaudited)
                                                  SHARES         AMOUNT            SHARES         AMOUNT
                                                -----------   ------------       -----------   -------------
CLASS A SHARES
Sold..........................................      164,543   $ 1,207,963            437,368   $   3,925,327
Reinvestment of distributions.................      --            --                  12,178         110,085
Redeemed......................................     (406,182)   (2,960,814)        (1,661,067)    (14,617,471)
                                                -----------   ------------       -----------   -------------
Net decrease - Class A........................     (241,639)   (1,752,851)        (1,211,521)    (10,582,059)
                                                -----------   ------------       -----------   -------------
CLASS B SHARES
Sold..........................................    1,974,397    14,082,493          4,348,044      37,730,988
Reinvestment of distributions.................      --            --                 292,670       2,584,265
Redeemed......................................  (10,102,101)  (71,587,205)       (30,680,709)   (261,807,117)
                                                -----------   ------------       -----------   -------------
Net decrease - Class B........................   (8,127,704)  (57,504,712)       (26,039,995)   (221,491,864)
                                                -----------   ------------       -----------   -------------
CLASS C SHARES
Sold..........................................      284,052     2,024,786            748,331       6,433,495
Reinvestment of distributions.................      --            --                  28,425         250,995
Redeemed......................................   (1,026,203)   (7,302,458)        (2,863,253)    (24,554,200)
                                                -----------   ------------       -----------   -------------
Net decrease - Class C........................     (742,151)   (5,277,672)        (2,086,497)    (17,869,710)
                                                -----------   ------------       -----------   -------------
CLASS D SHARES
Sold..........................................       71,098       526,816            145,241       1,212,179
Reinvestment of distributions.................      --            --                   1,567          14,259
Redeemed......................................      (56,215)     (413,963)          (328,990)     (2,833,587)
                                                -----------   ------------       -----------   -------------
Net increase (decrease) - Class D.............       14,883       112,853           (182,182)     (1,607,149)
                                                -----------   ------------       -----------   -------------
Net decrease in Fund..........................   (9,096,611)  $(64,422,382)      (29,520,195)  $(251,550,782)
                                                ===========   ============       ===========   =============

Morgan Stanley Aggressive Equity Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                                   FOR THE SIX            FOR THE YEAR ENDED JULY 31       FEBRUARY 24, 1999*
                                                   MONTHS ENDED        ---------------------------------        THROUGH
                                                 JANUARY 31, 2003       2002         2001         2000       JULY 31, 1999
                                                 ----------------      -------      -------      -------   ------------------
                                                   (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...........        $7.51            $ 9.62       $15.24       $10.87         $10.00
                                                       -----            ------       ------       ------         ------

Income (loss) from investment operations:
    Net investment loss++......................        (0.01)            (0.03)       --           (0.08)         (0.01)
    Net realized and unrealized gain (loss)....        (0.57)            (2.05)       (3.90)        4.45           0.88
                                                       -----            ------       ------       ------         ------

Total income (loss) from investment
  operations...................................        (0.58)            (2.08)       (3.90)        4.37           0.87
                                                       -----            ------       ------       ------         ------

Less distributions from net realized gains.....          --              (0.03)       (1.72)        --             --
                                                       -----            ------       ------       ------         ------

Net asset value, end of period.................        $6.93            $ 7.51       $ 9.62       $15.24         $10.87
                                                       =====            ======       ======       ======         ======

Total Return+..................................        (7.72)%(1)       (21.65)%     (28.31)%      40.20%          8.70 %(1)

Ratios to Average Net Assets(3):
Expenses.......................................         1.42 %(2)         1.29%        1.16%        1.18%          1.31 %(2)

Net investment loss............................        (0.25)%(2)        (0.39)%      (0.03)%      (0.55)%        (0.16)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $18,517           $21,888      $39,662      $67,267        $32,165

Portfolio turnover rate........................          135 %(1)          325%         399%         432%           177 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                FOR THE SIX               FOR THE YEAR ENDED JULY 31         FEBRUARY 24, 1999*
                                                MONTHS ENDED        --------------------------------------        THROUGH
                                              JANUARY 31, 2003        2002          2001           2000        JULY 31, 1999
                                              ----------------      --------      --------      ----------   ------------------
                                                (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period........         $7.31             $9.42        $15.08          $10.84          $10.00
                                                     -----             -----        ------          ------          ------
Income (loss) from investment operations:
    Net investment loss++...................         (0.04)            (0.10)        (0.10)          (0.19)          (0.04)
    Net realized and unrealized gain
      (loss)................................         (0.55)            (1.98)        (3.84)           4.43            0.88
                                                     -----             -----        ------          ------          ------
Total income (loss) from investment
  operations................................         (0.59)            (2.08)        (3.94)           4.24            0.84
                                                     -----             -----        ------          ------          ------
Less distributions from net realized
  gains.....................................           --              (0.03)        (1.72)           --              --
                                                     -----             -----        ------          ------          ------
Net asset value, end of period..............         $6.72             $7.31        $ 9.42          $15.08          $10.84
                                                     =====             =====        ======          ======          ======
Total Return+...............................         (8.21)%(1)       (22.11)%      (28.93)%         39.11%           8.40 %(1)
Ratios to Average Net Assets(3):
Expenses....................................          2.17 %(2)         2.05%         1.94%           1.93%           2.06 %(2)
Net investment loss.........................         (1.00)%(2)        (1.15)%       (0.81)%         (1.30)%         (0.91)%(2)
Supplemental Data:
Net assets, end of period, in thousands.....      $398,464          $492,959      $881,115      $1,364,482        $665,848
Portfolio turnover rate.....................           135 %(1)          325%          399%            432%            177 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                    FOR THE SIX             FOR THE YEAR ENDED JULY 31       FEBRUARY 24, 1999*
                                                    MONTHS ENDED        ----------------------------------        THROUGH
                                                  JANUARY 31, 2003       2002         2001          2000       JULY 31, 1999
                                                  ----------------      -------      -------      --------   ------------------
                                                    (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period............        $7.32             $9.42       $15.08       $ 10.84         $10.00
                                                        -----             -----       ------       -------         ------

Income (loss) from investment operations:
    Net investment loss++.......................        (0.04)            (0.09)       (0.10)        (0.19)         (0.04)
    Net realized and unrealized gain (loss).....        (0.56)            (1.98)       (3.84)         4.43           0.88
                                                        -----             -----       ------       -------         ------

Total income (loss) from investment
  operations....................................        (0.60)            (2.07)       (3.94)         4.24           0.84
                                                        -----             -----       ------       -------         ------

Less distributions from net realized gains......          --              (0.03)       (1.72)        --              --
                                                        -----             -----       ------       -------         ------

Net asset value, end of period..................        $6.72             $7.32       $ 9.42       $ 15.08         $10.84
                                                        =====             =====       ======       =======         ======

Total Return+...................................        (8.20)%(1)       (22.00)%     (28.93)%       39.11%          8.40 %(1)

Ratios to Average Net Assets(3):
Expenses........................................         2.17 %(2)         1.93%        1.94%         1.93%          2.06 %(2)

Net investment loss.............................        (1.00)%(2)        (1.03)%      (0.81)%       (1.30)%        (0.91)%(2)

Supplemental Data:
Net assets, end of period, in thousands.........      $40,630           $49,639      $83,603      $127,180        $64,053

Portfolio turnover rate.........................          135 %(1)          325%         399%          432%           177 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                              FOR THE SIX                 FOR THE YEAR ENDED JULY 31           FEBRUARY 24, 1999*
                                              MONTHS ENDED        ------------------------------------------        THROUGH
                                            JANUARY 31, 2003        2002             2001             2000       JULY 31, 1999
                                            ----------------      --------         --------         --------   ------------------
                                              (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period......        $7.58             $9.68           $15.30           $10.89          $10.00
                                                  -----             -----           ------           ------          ------

Income (loss) from investment operations:
    Net investment income (loss)++........         0.00             (0.01)            0.02            (0.06)           0.00
    Net realized and unrealized gain
      (loss)..............................        (0.58)            (2.06)           (3.92)            4.47            0.89
                                                  -----             -----           ------           ------          ------

Total income (loss) from investment
  operations..............................        (0.58)            (2.07)           (3.90)            4.41            0.89
                                                  -----             -----           ------           ------          ------

Less distributions from net realized
  gains...................................          --              (0.03)           (1.72)            --              --
                                                  -----             -----           ------           ------          ------

Net asset value, end of period............        $7.00             $7.58           $ 9.68           $15.30          $10.89
                                                  =====             =====           ======           ======          ======

Total Return+.............................        (7.65)%(1)       (21.33)%         (28.26)%          40.50%           8.90 %(1)

Ratios to Average Net Assets(3):
Expenses..................................         1.17 %(2)         1.05%            0.94%            0.93%           1.06 %(2)

Net investment income (loss)..............         0.00 %(2)        (0.15)%           0.19%           (0.30)%          0.09 %(2)

Supplemental Data:
Net assets, end of period, in thousands...       $2,527            $2,622           $5,111           $4,581            $316

Portfolio turnover rate...................          135 %(1)          325%             399%             432%            177 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY

[PHOTO]
MORGAN STANLEY
AGGRESSIVE EQUITY FUND

Semiannual Report
January 31, 2003


36052RPT-10164C03-AP-2/03